LOSSES PER SHARE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
EARNINGS (LOSSES) PER SHARE
Schedule of basic and diluted earnings per share

	Three months ended		Nine months ended
	September 30,		September 30,
(In millions)	2017	2016	2017	2016
Numerator:
Basic and diluted income (loss) from continuing operations:
Income (loss) from continuing operations attributable to Venator	$51	$(7)	$58	$(89)
Basic and diluted net income (loss):
Net income (loss) attributable to Venator	$51	$(5)	$66	$(81)
Denominator:
Weighted average shares outstanding	106.3	106.3	106.3	106.3
Dilutive share-based awards	0.3	—	0.3	—
Total weighted average shares outstanding, including dilutive shares	106.6	106.3	106.6	106.3

(In millions)	2016	2015	2014
Numerator:
Basic and diluted loss from continuing operations:
Loss from continuing operations attributable to Venator	$(95)	$(369)	$(173)
Basic and diluted net loss:
Net loss attributable to Venator	$(87)	$(359)	$(164)
Denominator:
Weighted average shares outstanding	106.3	106.3	106.3
Dilutive share-based awards	—	—	—
Total weighted average shares outstanding, including dilutive shares	106.3	106.3	106.3